Income taxes (FY)- Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for doubtful accounts	$ 11.1	$ 13.4
Note premium	24.7	43.1
Tax attributes	72.6	102.9
Equity compensation	148.5	144.1
Accrued expenses	293.4	327.3
Benefit of uncertain tax positions	132.4	172.1
Other	47.8	54.6
Gross deferred tax assets	730.5	857.5
Less valuation allowance	31.2	92.4
Net deferred tax assets	699.3	765.1
Deferred tax liabilities:
Depreciation and property differences	(278.6)	(257.4)
Goodwill and intangible assets	(3,945.6)	(4,534.7)
Other	(47.3)	(42.8)
Gross deferred tax liabilities	(4,271.5)	(4,834.9)
Net deferred tax liabilities	$ (3,572.2)	$ (4,069.8)